   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 4, 1995.


                                               1933 ACT REGISTRATION NO. 2-63522
                                              1940 ACT REGISTRATION NO. 811-2899
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                               ------------------

                                   FORM N-1A


        REGISTRATION STATEMENT UNDER THE
           SECURITIES ACT OF 1933                                 / /
        Pre-Effective Amendment No.                               / /
        Post-Effective Amendment No. 22                           /X/
                                   and/or
        REGISTRATION STATEMENT UNDER THE
           INVESTMENT COMPANY ACT OF 1940                         / /
        Amendment No. 22                                          /X/


                        (Check appropriate box or boxes)
                               ------------------

                              CASH EQUIVALENT FUND
               (Exact name of Registrant as Specified in Charter)

      120 South LaSalle Street, Chicago, Illinois                       60603
        (Address of Principal Executive Office)                      (Zip Code)
             Registrant's Telephone Number, including Area Code: (312) 781-1121
    Philip J. Collora, Vice President and Secretary                With a copy to:
                  Cash Equivalent Fund                            Charles F. Custer
                120 South LaSalle Street                  Vedder, Price, Kaufman & Kammholz
                Chicago, Illinois 60603                       222 North LaSalle Street
        (Name and Address of Agent for Service)                Chicago, Illinois 60601

     Registrant has registered an indefinite number of its shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 Notice for Registrant's fiscal year ended July 31, 1995 was filed on or about September 26, 1995.

     It is proposed that this filing will become effective (check appropriate box)

        /X/ immediately upon filing pursuant to paragraph (b)


        / / on (date) pursuant to paragraph (b)


        / / 60 days after filing pursuant to paragraph (a)(1)

        / / on (date) pursuant to paragraph (a)(1) of Rule 485

        / / 75 days after filing pursuant to paragraph (a)(2)

        / / on (date) pursuant to paragraph (a)(2) of Rule 485.

     If appropriate check the following box:

        / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


EXPLANATORY NOTE:



     Registrant is filing this Post-Effective Amendment No. 22 to Registrant's Registration Statement solely to amend Part B of its Registration Statement to add additional financial statements (Portfolio of Investments) and to amend Part C to add additional exhibits. Part A and Part B of Post-Effective Amendment No. 21 to Registrant's Registration Statement filed on November 17, 1995 and effective November 24, 1995 are incorporated herein by reference to such Post-Effective Amendment No. 21.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              CASH EQUIVALENT FUND

                             CROSS-REFERENCE SHEET
                       BETWEEN ITEMS ENUMERATED IN PART A
                          OF FORM N-1A AND PROSPECTUS

                     ITEM NUMBER
                    OF FORM N-1A                             LOCATION IN PROSPECTUS
                    ------------                             ----------------------
 1.    Cover Page.............................   Cover Page
 2.    Synopsis...............................   Summary; Summary of Expenses
 3.    Condensed Financial Information........   Financial Highlights;
                                                 Performance
 4.    General Description of Registrant......   Investment Objectives, Policies and Risk
                                                 Factors; Capital Structure
 5.    Management of the Fund.................   Investment Manager and Shareholder Services
 5A.   Management's Discussion of Fund
       Performance............................   Inapplicable
 6.    Capital Stock and Other Securities.....   Purchase of Shares; Dividends and Taxes;
                                                 Capital Structure
 7.    Purchase of Securities Being Offered...   Purchase of Shares; Net Asset Value;
                                                 Investment Manager and Shareholder Services;
                                                 Special Features
 8.    Redemption or Repurchase...............   Redemption of Shares; Special Features
 9.    Pending Legal Proceedings..............   Inapplicable

                              CASH EQUIVALENT FUND

                             CROSS-REFERENCE SHEET
                       BETWEEN ITEMS ENUMERATED IN PART B
              OF FORM N-1A AND STATEMENT OF ADDITIONAL INFORMATION

                     ITEM NUMBER                            LOCATION IN STATEMENT OF
                    OF FORM N-1A                             ADDITIONAL INFORMATION
                    ------------                            ------------------------
10.   Cover Page...............................   Cover Page
11.   Table of Contents........................   Table of Contents
12.   General Information and History..........   Inapplicable
13.   Investment Objectives and Policies.......   Investment Restrictions; Municipal
                                                  Securities; Appendix--Ratings of Investments
14.   Management of the Fund...................   Investment Manager and Shareholder Services;
                                                  Officers and Trustees
15.   Control Persons and Principal Holders of
      Securities...............................   Officers and Trustees
16.   Investment Advisory and Other Services...   Investment Manager and Shareholder Services;
                                                  Officers and Trustees
17.   Brokerage Allocation and Other
      Practices................................   Portfolio Transactions
18.   Capital Stock and Other Securities.......   Shareholder Rights
19.   Purchase, Redemption and Pricing of
      Securities Being Offered.................   Purchase and Redemption of Shares; Dividends
                                                  Net Asset Value, and Taxes
20.   Tax Status...............................   Dividends, Net Asset Value and Taxes
21.   Underwriters.............................   Investment Manager and Shareholder Services
22.   Calculation of Performance Data..........   Performance
23.   Financial Statements.....................   Financial Statements

                             Cash Equivalent Fund


                           Portfolio of Investments

 Cash Equivalent Fund                                                          2

--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO
Investments at July 31, 1995
(Value in thousands)

--------------------------------------------------------------------------------

CORPORATE OBLIGATIONS                            Value
BANKING--5.7%
---------------------------------------------------------
(a)Banco Real S.A.
  5.74%, 10/24/95                              $    9,868
---------------------------------------------------------
Commonwealth Bank of Australia
  5.88%-5.89%, 9/20/95-9/22/95                     49,589
---------------------------------------------------------
(a)Keycorp
  5.88%, 8/22/95                                   10,000
---------------------------------------------------------
Nordbanken North America, Inc.
  5.79%, 10/13/95                                  49,422
---------------------------------------------------------
Postipankki U.S. Inc.
  5.97%, 8/16/95                                   49,877
---------------------------------------------------------
Skandinaviska Enskilda Banken Funding Inc.
  5.73%, 10/11/95                                  34,610
---------------------------------------------------------
                                                  203,366
CAPITAL AND MORTGAGE LENDING--2.4%
---------------------------------------------------------
Countrywide Funding Corporation
  5.81%-5.83%, 8/21/95-8/28/95                     39,843
---------------------------------------------------------
(b)GMAC Mortgage Corporation of Pennsylvania
  6.16%, 8/31/95                                   44,770
---------------------------------------------------------
                                                   84,613
CAPTIVE BUSINESS FINANCE--10.9%
---------------------------------------------------------
(a)American Honda Finance Corporation
  6.19%, 8/7/95                                    44,995
---------------------------------------------------------
Budget Funding Corporation
  5.78%, 9/22/95                                   29,752
---------------------------------------------------------
Chrysler Financial Corporation
  6.04%, 8/30/95                                   34,832
---------------------------------------------------------
(a)Emprise I Corporation
  6.23%, 9/22/95                                   23,994
---------------------------------------------------------
Enterprise Capital Funding Corporation
  6.09%, 8/17/95                                   19,947
---------------------------------------------------------
(a)Finova Capital Corporation
  6.16%, 9/15/95                                   35,000
---------------------------------------------------------
Ford Motor Credit Company
  5.90%-6.00%, 8/29/95-9/22/95                     39,759
---------------------------------------------------------
Freedom Asset Funding Corporation
  5.82%, 8/28/95                                   14,935
---------------------------------------------------------
Hanson Finance (UK) PLC
  5.86%, 10/12/95                                  34,596
---------------------------------------------------------
National Fleet Funding
  5.77%-6.03%, 8/4/95-9/8/95                       74,824
---------------------------------------------------------
Orix America Inc.
  5.81%, 9/7/95                                    14,911
---------------------------------------------------------

                                                 Value
USL Capital Corporation
  6.01%, 8/11/95                               $   24,959
---------------------------------------------------------
                                                  392,504
CONSUMER FINANCING--10.7%
---------------------------------------------------------
American Express Credit Corporation
  5.75%-5.94%, 8/17/95-10/17/95                    44,644
---------------------------------------------------------
American General Finance Corporation
  5.78%, 9/20/95                                   24,801
---------------------------------------------------------
Associates Corporation of North America
  5.73%, 10/5/95                                   49,490
---------------------------------------------------------
Beneficial Corporation
  5.96%, 9/15/95                                   39,706
---------------------------------------------------------
General Electric Capital Corporation
  5.97%, 9/1/95                                    49,746
---------------------------------------------------------
Household Finance Corporation
  5.75%-5.89%, 9/12/95-10/12/95                    44,581
---------------------------------------------------------
JTB Finance Americas
  5.86%, 9/27/95                                   24,771
---------------------------------------------------------
Sears Roebuck Acceptance Corp.
  6.01%, 8/7/95                                    49,950
---------------------------------------------------------
Sierra Funding Corporation
  5.85%-5.88%, 10/25/95-10/31/95                   40,356
---------------------------------------------------------
Whirlpool Financial Corporation
  6.02%, 8/2/95                                    14,998
---------------------------------------------------------
                                                  383,043
CONSUMER PRODUCTS AND SERVICES--3.2%
---------------------------------------------------------
American Home Foods
  5.82%, 10/23/95                                  24,669
---------------------------------------------------------
Coca-Cola Enterprises Inc.
  6.01%, 8/11/95                                   24,959
---------------------------------------------------------
(a)PepsiCo, Inc.
  5.76%, 8/16/95                                   39,995
---------------------------------------------------------
Quaker Oats Company
  6.01%, 8/22/95                                   24,913
---------------------------------------------------------
                                                  114,536
CORPORATE FINANCING--8.5%
---------------------------------------------------------
(a)Beta Finance Corporation
  5.70%, 8/1/95                                    45,000
---------------------------------------------------------
Broadway Capital Corporation
  5.76%, 10/16/95                                  25,422
---------------------------------------------------------
Clipper Receivables Corporation
  5.82%-6.02%, 8/21/95-8/25/95                     34,869
---------------------------------------------------------
First Brands Commercial, Inc.
  6.00%, 9/25/95                                   24,775
---------------------------------------------------------

 Cash Equivalent Fund                                                          3
--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO
Investments at July 31, 1995
(Value in thousands)

--------------------------------------------------------------------------------

                                                 Value
GTE Finance Corporation
  5.83%-6.05%, 8/14/95-8/23/95                 $   34,890
---------------------------------------------------------
(a)Sanwa Business Credit Corporation
  6.06%-6.15%, 8/7/95-8/9/95                      106,997
---------------------------------------------------------
Windmill Funding Corporation
  5.79%, 9/6/95                                    34,799
---------------------------------------------------------
                                                  306,752
ENERGY AND UTILITIES--1.4%
---------------------------------------------------------
Brazos River Authority, Texas
  5.76%, 10/18/95                                  50,000
---------------------------------------------------------
FINANCIAL SERVICES--10.1%
---------------------------------------------------------
(a)Bear Stearns Companies Inc.
  6.00%-6.15%, 8/8/95-8/21/95                      85,000
---------------------------------------------------------
(a)CS First Boston, Inc.
  5.94%, 8/9/95                                    35,000
---------------------------------------------------------
(a)Goldman, Sachs & Co.
  5.95%, 8/25/95                                   50,000
---------------------------------------------------------
(a)(b)Lehman Brothers Holdings Inc.
  6.00%, 8/16/95                                   40,000
---------------------------------------------------------
(a)Morgan Stanley Group Inc.
  5.98%-6.06%, 8/16/95-8/23/95                     35,003
---------------------------------------------------------
Nomura Holding America Inc.
  5.80%-5.92%, 9/20/95-11/2/95                     44,469
---------------------------------------------------------
(a)Salomon Inc.
  6.42%, 8/1/95                                    75,000
---------------------------------------------------------
                                                  364,472
FOREIGN GOVERNMENT OBLIGATIONS--1.3%
---------------------------------------------------------
(a)Kingdom of Sweden
  5.63%, 10/11/95                                  44,986
---------------------------------------------------------
INFORMATION SERVICES--.4%
---------------------------------------------------------
GTE Corporation
  5.86%, 8/29/95                                   14,932
---------------------------------------------------------
MANUFACTURING AND INDUSTRIAL PRODUCTS--2.2%
---------------------------------------------------------
Bridgestone/Firestone, Inc.
  5.81%, 8/18/95                                   19,946
---------------------------------------------------------
Cooper Industries, Inc.
  5.81%-5.83%, 8/3/95-8/21/95                      49,926
---------------------------------------------------------
DIC Americas Inc.
  5.98%, 8/8/95                                     9,989
---------------------------------------------------------
                                                   79,861

                                                 Value
MUNICIPAL OBLIGATION--2.2%
---------------------------------------------------------
(a)(b)(c)Orange County, California
  7.02%, 6/30/96 (maturity),
  $80,000,000 (cost and par)                   $   60,800
Letter of Credit from The Bank of New York         19,200
---------------------------------------------------------
                                                   80,000
RECEIVABLES FINANCING--11.7%
---------------------------------------------------------
Asset Securitization Cooperative Corporation
  5.76%, 10/3/95                                   49,501
---------------------------------------------------------
Cooperative Receivables Corporation
  5.76%, 9/19/95-9/25/95                           49,588
---------------------------------------------------------
Dynamic Funding Corporation
  5.83%-5.97%, 8/4/95-10/31/95                     49,479
---------------------------------------------------------
ESC Securitization, Inc.
  5.96%-6.01%, 8/25/95-9/21/95                     49,693
---------------------------------------------------------
Heller Financial, Inc.
  6.04%, 9/27/95                                   24,765
---------------------------------------------------------
J.V. Receivables
  5.98%, 8/15/95                                   24,942
---------------------------------------------------------
Jet Funding Corporation
  5.85%, 10/31/95                                  49,272
---------------------------------------------------------
Monte Rosa Capital Corporation
  5.80%, 9/8/95                                    24,848
---------------------------------------------------------
SFC (USA) Inc.
  6.04%, 8/31/95                                   34,826
---------------------------------------------------------
STRAIT Capital Corporation
  5.97%, 9/29/95                                   24,759
---------------------------------------------------------
Strategic Asset Funding Corporation
  6.04%, 8/31/95                                   24,876
---------------------------------------------------------
WCP Funding Inc.
  6.01%, 8/14/95                                   14,968
---------------------------------------------------------
                                                  421,517
---------------------------------------------------------
TOTAL CORPORATE OBLIGATIONS--70.7%
(average maturity: 35 days)                     2,540,582
---------------------------------------------------------
BANK OBLIGATIONS
CERTIFICATES OF DEPOSIT-U.S. BANKS--10.8%
---------------------------------------------------------
Bank of America Illinois
  5.75%, 10/19/95                                  40,000
---------------------------------------------------------
Bank of New York Company Inc.
  6.07%, 8/8/95                                    25,000
---------------------------------------------------------
(a)Boatmen's Credit Card Bank
  6.06%, 9/5/95                                    20,000
---------------------------------------------------------

 Cash Equivalent Fund                                                          4
--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO
Investments at July 31, 1995
(Value in thousands)

--------------------------------------------------------------------------------

                                                 Value
(a)First Bank (S.D.)
  5.85%, 8/16/95                               $   24,995
---------------------------------------------------------
(a)First Chicago Corporation
  5.74%-6.35%, 8/1/95-3/4/96                       39,002
---------------------------------------------------------
(a)First National Bank of Boston
  6.00%-6.22%, 8/3/95-10/2/95                      50,000
---------------------------------------------------------
MBNA America Bank N.A.
  6.25%, 8/31/95                                   10,000
---------------------------------------------------------
Mellon Bank Corporation
  5.84%, 5/31/96                                   15,016
---------------------------------------------------------
(a)Old Kent Bank & Trust Co.
  5.88%, 8/30/95                                   25,000
---------------------------------------------------------
(a)PNC Bank Corporation
  5.68%, 8/1/95                                    50,000
---------------------------------------------------------
(a)Shawmut Bank Connecticut, N.A.
  5.74%-6.03%, 8/1/95-9/25/95                      50,004
---------------------------------------------------------
Wachovia Corporation
  6.00%-6.81%, 8/7/95-8/18/95                      39,994
---------------------------------------------------------
                                                  389,011
CERTIFICATES OF DEPOSIT-FOREIGN BANKS--7.0%
---------------------------------------------------------
ABN AMRO Bank
  5.73%, 9/18/95                                   50,001
---------------------------------------------------------
Canadian Imperial Bank of Commerce
  5.75%, 10/17/95                                  50,000
---------------------------------------------------------
Citibank Canada
  5.76%-5.78%, 9/21/95-9/26/95                     50,000
---------------------------------------------------------
(a)Kansallis Osake Pankki
  6.01%, 8/1/95                                    49,954
---------------------------------------------------------
Societe Generale
  6.00%, 9/12/95                                   50,001
---------------------------------------------------------
                                                  249,956
(b)CANADIAN TIME DEPOSITS--3.6%
---------------------------------------------------------
Bank of Montreal
  5.75%, 10/6/95                                   30,000
---------------------------------------------------------
Bank of Nova Scotia
  5.94%, 8/14/95                                   50,000
---------------------------------------------------------
Toronto Dominion Bank
  5.75%, 9/18/95                                   50,000
---------------------------------------------------------
                                                  130,000
---------------------------------------------------------

                                                 Value
TOTAL BANK OBLIGATIONS--21.4%
(average maturity: 41 days)                    $  768,967
---------------------------------------------------------
REPURCHASE AGREEMENTS
---------------------------------------------------------
(Dated 7/95, collateralized by Federal Home
Loan Mortgage Corporation, Federal National
Mortgage Association and U.S. Treasury
Securities)
---------------------------------------------------------
Donaldson, Lufkin & Jenrette Securities
  Corporation
  (held at Chemical Bank)
    5.85%, 8/18/95                                 45,000
---------------------------------------------------------
Goldman, Sachs & Co.
  (held at The Bank of New York)
    5.74%-5.75%, 9/11/95-10/24/95                 175,000
---------------------------------------------------------
Lehman Government Securities, Inc.
  (held at Chemical Bank)
    5.99%, 8/7/95                                  50,000
---------------------------------------------------------
State Street Bank and Trust
    5.00%, 8/1/95                                   8,144
---------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS--7.7%
(average maturity: 43 days)                       278,144
---------------------------------------------------------
TOTAL INVESTMENTS--99.8%
(average maturity: 37 days)                     3,587,693
---------------------------------------------------------
CASH AND OTHER ASSETS,
LESS LIABILITIES--.2%                               5,601
---------------------------------------------------------
NET ASSETS--100%                               $3,593,294
---------------------------------------------------------

See accompanying Notes to Portfolios of Investments.

 Cash Equivalent Fund                                                          5

--------------------------------------------------------------------------------
GOVERNMENT SECURITIES PORTFOLIO
Investments at July 31, 1995
(Value in thousands)

--------------------------------------------------------------------------------

                                                Value

U.S. TREASURY NOTES--.7%
(average maturity: 288 days)
    5.75%, 5/15/96                             $   13,156
---------------------------------------------------------
SHORT-TERM NOTES
(Issued or guaranteed by U.S. Government
agencies or instrumentalities)
---------------------------------------------------------
(a)Agency for International Development
  Government of Israel
    5.75%, 8/1/95                                   6,999
---------------------------------------------------------
(a)Export-Import Bank of the United States
  Cathay Pacific Airways Limited
    5.81%, 8/15/95                                 25,868
  KA Leasing, Ltd.
    5.81%, 8/15/95                                 17,286
  Kuwait Investment Authority
    5.65%, 8/15/95                                 45,652
  VARIG Brazilian Airlines
    5.81%, 10/16/95                                29,722
---------------------------------------------------------
Federal Home Loan Bank
(a) 6.14%, 8/2/95                                  25,608
    5.74%-6.01%, 5/15/96-6/3/96                    71,550
---------------------------------------------------------
Federal Home Loan Bank
  Downey Savings & Loan
    5.66%, 3/8/96                                  16,434
  Fidelity Federal Bank
    5.96%, 8/30/95                                 24,583
    5.88%, 9/26/95                                 20,513
---------------------------------------------------------
(a)Federal Home Loan Mortgage Corporation
    5.95%, 8/15/95                                 31,989
---------------------------------------------------------
Federal National Mortgage Association
(a) 6.21%, 8/1/95                                  87,500
    5.75%-6.01%, 8/4/95-6/21/96                   338,695
---------------------------------------------------------
(a)Overseas Private Investment Corporation
  International Paper Company
    5.76%, 10/16/95                                14,500
---------------------------------------------------------
(a)Student Loan Marketing Association
    5.84%-6.08%, 8/1/95-12/30/95                  176,488
---------------------------------------------------------
TOTAL SHORT-TERM NOTES--52.3%
(average maturity: 67 days)                       933,387
---------------------------------------------------------
REPURCHASE AGREEMENTS
---------------------------------------------------------
(Dated 6/95 and 7/95, collateralized by
Federal Home Loan Mortgage Corporation,
Federal National Mortgage Association,
Government National Mortgage Association and
U.S. Treasury Securities)
---------------------------------------------------------
Bear, Stearns & Co. Inc.
    5.83%, 8/2/95                              $  180,000
---------------------------------------------------------
Chase Manhattan Corporation
  (held at Chemical Bank)
    6.00%, 8/1/95                                  70,000
---------------------------------------------------------
Donaldson, Lufkin, & Jenrette Securities
  Corporation
  (held at Chemical Bank)
    5.85%, 8/21/95                                115,000
---------------------------------------------------------
Goldman, Sachs & Co.
  (held at The Bank of New York)
    5.88%, 9/20/95                                 85,000
---------------------------------------------------------
Lehman Government Securities Inc.
  (held at Chemical Bank)
    5.99%, 8/7/95                                  69,000
---------------------------------------------------------
Nomura Securities International, Inc.
  (held at The Bank of New York)
    5.80%-5.85%, 8/4/95-9/14/95                   250,000
---------------------------------------------------------
Salomon Brothers Inc.
  (held at The Bank of New York)
    5.80%, 8/2/95                                  35,000
---------------------------------------------------------
Smith Barney Shearson Inc.
    5.80%, 8/24/95                                 35,000
---------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS--47.0%
(average maturity: 20 days)                       839,000
---------------------------------------------------------
TOTAL INVESTMENTS--100.0%
(average maturity: 46 days)                     1,785,543
---------------------------------------------------------
LIABILITIES, LESS
OTHER ASSETS                                         (445)
---------------------------------------------------------
NET ASSETS--100%                               $1,785,098
---------------------------------------------------------

See accompanying Notes to Portfolios of Investments.

 Cash Equivalent Fund                                                          6

--------------------------------------------------------------------------------
TAX-EXEMPT PORTFOLIO
Investments at July 31, 1995
(Value in thousands)

--------------------------------------------------------------------------------

(A)VARIABLE RATE DEMAND SECURITIES              Value
ALABAMA
---------------------------------------------------------
Birmingham
Special Care Facilities Financing Authority
    3.90%                                      $    3,960
ALASKA
---------------------------------------------------------
Industrial Development and Export Authority
    3.90%                                           2,300
ARIZONA
---------------------------------------------------------
Apache County
Industrial Development Authority
    3.85%                                           9,000
---------------------------------------------------------
Health Facilities Authority
    3.80%                                          12,000
CALIFORNIA
---------------------------------------------------------
Los Angeles
  Harbor Improvement Corporation
    3.95%                                          14,000
  Regional Airports Improvement Corporation
    4.75%                                           8,900
DELAWARE
---------------------------------------------------------
New Castle County
General Motors Corporation
    3.95%                                           3,775
DISTRICT OF COLUMBIA
---------------------------------------------------------
General Obligation
    4.35%                                          13,200
---------------------------------------------------------
National Children's Center, Inc.
    3.90%                                           6,200
FLORIDA
---------------------------------------------------------
Alachua County
Hospital Revenue
    4.05%                                           2,000
---------------------------------------------------------
Housing Finance Agency
    3.80%                                           6,800
GEORGIA
---------------------------------------------------------
Fulton County
Development Authority
    3.90%                                           7,515
---------------------------------------------------------
Wayne County
Solid Waste Management Authority
    4.45%                                           4,400
---------------------------------------------------------

                                                 Value
ILLINOIS
---------------------------------------------------------
Alsip
Industrial Development Revenue
    3.90%                                      $    3,750
---------------------------------------------------------
Chicago
O'Hare International Airport
Special Facility Revenue
    4.22%                                          33,400
---------------------------------------------------------
Development Finance Authority
    4.14%                                          13,800
---------------------------------------------------------
Havana
Industrial Development Revenue
    4.25%                                           3,000
---------------------------------------------------------
Health Facilities Authority
    3.90%                                          10,000
---------------------------------------------------------
Rockford
Industrial Project Revenue
    4.05%                                           4,000
INDIANA
---------------------------------------------------------
Fort Wayne
Hospital Authority
    4.05%                                           9,815
---------------------------------------------------------
Health Facility Financing Authority
    3.95%                                           9,700
---------------------------------------------------------
Ossian
Economic Development
    4.00%                                           5,000
IOWA
---------------------------------------------------------
Higher Education Loan Authority
    3.95%                                           9,700
---------------------------------------------------------
Louisa County
Pollution Control Revenue
    3.85%                                           9,000
KANSAS
---------------------------------------------------------
Kansas City
Pollution Control Revenue
    4.10%                                          20,660
KENTUCKY
---------------------------------------------------------
Boone County
  Industrial Development Revenue
    4.20%                                           4,700
  Pollution Control Revenue
    3.75%                                           8,000
---------------------------------------------------------

 Cash Equivalent Fund                                                          7
--------------------------------------------------------------------------------
TAX-EXEMPT PORTFOLIO
Investments at July 31, 1995
(Value in thousands)

--------------------------------------------------------------------------------

                                                 Value
LOUISIANA
---------------------------------------------------------
Iberville
Pollution Control Revenue
    3.95%                                      $    2,300
---------------------------------------------------------
New Orleans
Exhibition Hall Authority
    3.85%                                           7,100
---------------------------------------------------------
Recovery District
    3.90%                                           7,600
MARYLAND
---------------------------------------------------------
Baltimore County
Multi-Family Housing Revenue
    4.10%                                          10,994
---------------------------------------------------------
Health and Higher Education Facilities
Authority
    3.95%                                          26,800
MICHIGAN
---------------------------------------------------------
Strategic Fund
    4.17%                                           7,800
MINNESOTA
---------------------------------------------------------
New Ulm
Hospital Refunding Revenue
    3.95%                                           5,200
---------------------------------------------------------
Owatonna
Hospital Revenue
    3.95%                                           6,710
NEVADA
---------------------------------------------------------
Clark County
Industrial Development Revenue
    4.04%                                          34,400
---------------------------------------------------------
Department of Business and Industry
    4.10%                                           5,000
NEW HAMPSHIRE
---------------------------------------------------------
Business Finance Authority
    4.00%                                           5,000
NORTH CAROLINA
---------------------------------------------------------
Lenoir County
Pollution Control Financing Authority
    3.90%                                           6,000
OKLAHOMA
---------------------------------------------------------
Industrial Authority
    4.20%                                           3,000
---------------------------------------------------------

                                                 Value
PENNSYLVANIA
---------------------------------------------------------
Delaware County
Redevelopment Authority
    4.20%                                      $   13,000
---------------------------------------------------------
Delaware Valley
Regional Finance Authority
    3.95%                                          23,300
---------------------------------------------------------
Lehigh County
Industrial Development Authority
    3.75%                                          10,400
---------------------------------------------------------
Philadelphia
Redevelopment Authority
    3.95%                                           6,300
SOUTH CAROLINA
---------------------------------------------------------
Richland County
Hospital Revenue
    4.20%                                           5,600
TENNESSEE
---------------------------------------------------------
Clarksville
Public Building Authority
    3.90%                                           7,900
---------------------------------------------------------
Nashville and Davidson County
Multi-Family Housing Revenue
    3.95%                                           5,000
---------------------------------------------------------
Smyrna Housing Association
Multi-Family Housing Revenue
    3.95%                                           3,000
TEXAS
---------------------------------------------------------
Brazos River
Collateralized Pollution Control
Revenue Refunding
    4.00%                                           3,500
---------------------------------------------------------
Calhoun County
Industrial Development Authority
    4.20%                                          21,500
---------------------------------------------------------
North Central Texas Health Facilities
Development Corporation
Hospital Revenue
    3.90%                                           3,000
UTAH
---------------------------------------------------------
Ogden City
Industrial Development Revenue
    4.05%                                           3,845
---------------------------------------------------------

 Cash Equivalent Fund                                                          8
--------------------------------------------------------------------------------
TAX-EXEMPT PORTFOLIO
Investments at July 31, 1995
(Value in thousands)

--------------------------------------------------------------------------------

                                                 Value
VIRGINIA
---------------------------------------------------------
Louisa County
Industrial Development Authority
    3.90%                                      $   22,200
WASHINGTON
---------------------------------------------------------
Port Angeles
Industrial Development Corporation
    4.30%                                           5,075
WISCONSIN
---------------------------------------------------------
Eau Claire
Solid Waste Disposal Revenue
    4.00%                                           9,000
---------------------------------------------------------
TOTAL VARIABLE RATE
DEMAND SECURITIES--45.9%
(average maturity: 5 days)                        509,099
---------------------------------------------------------
OTHER SECURITIES
ALASKA
---------------------------------------------------------
Valdez
Marine Terminal Revenue Refunding
    3.85%-4.20%, 8/22/95-9/22/95                   25,400
ARIZONA
---------------------------------------------------------
Salt River
Electric System Refunding Revenue
    3.85%-4.20%, 9/19/95-9/22/95                   12,550
CALIFORNIA
---------------------------------------------------------
Pollution Control Revenue
    4.15%, 9/11/95                                  4,000
COLORADO
---------------------------------------------------------
Arapahoe County
Capital Improvement Revenue
    4.45%, 8/31/95                                 21,000
---------------------------------------------------------
Denver City and County
Airport System Revenue
    3.80%-4.30%, 8/22/95-9/27/95                   43,095
---------------------------------------------------------
Platte River Power Authority
    3.75%, 11/14/95                                 6,600
DISTRICT OF COLUMBIA
---------------------------------------------------------
Student Loan Revenue
    4.10%, 7/1/96                                   8,325
---------------------------------------------------------

                                                 Value
FLORIDA
---------------------------------------------------------
First Municipal Loan Council
    3.95%-4.20%, 9/11/95-9/15/95               $    8,700
---------------------------------------------------------
Pinellas County
Educational Facilities Authority
    4.15%, 8/9/95                                   7,500
---------------------------------------------------------
Sunshine State Government Financing Commission
    4.00%-4.15%, 8/22/95-9/19/95                   15,800
GEORGIA
---------------------------------------------------------
Burke County
Pollution Control Revenue
    3.95%, 8/23/95                                  3,250
---------------------------------------------------------
Municipal Electric Authority
    3.95%-4.25%, 8/22/95-11/9/95                   52,300
---------------------------------------------------------
Municipal Gas Authority
    3.95%, 9/12/95-9/19/95                         22,485
INDIANA
---------------------------------------------------------
Mt. Vernon
Pollution Control and Solid Waste Disposal
Revenue
    3.85%, 9/22/95                                  5,500
---------------------------------------------------------
Sullivan
Pollution Control Revenue
    4.15%-4.20%, 8/14/95-9/18/95                   20,830
KANSAS
---------------------------------------------------------
Burlington
Pollution Control Revenue
    4.15%, 9/15/95                                  2,500
KENTUCKY
---------------------------------------------------------
Danville
Multi-City Lease Revenue
    4.30%, 9/19/95                                 10,820
---------------------------------------------------------
Pendleton County
Multi-County Lease Revenue
    4.20%, 9/12/95-9/19/95                         13,940
LOUISIANA
---------------------------------------------------------
Public Facilities Authority
    4.20%, 9/13/95                                  7,000
---------------------------------------------------------
West Baton Rouge
Pollution Control Revenue Refunding
    3.80%, 10/23/95                                 4,050
---------------------------------------------------------

 Cash Equivalent Fund                                                          9
--------------------------------------------------------------------------------
TAX-EXEMPT PORTFOLIO
Investments at July 31, 1995
(Value in thousands)

--------------------------------------------------------------------------------

                                                 Value
MARYLAND
---------------------------------------------------------
Anne Arundel County
Port Facilities Revenue
    4.20%, 9/15/95                             $    3,600
MASSACHUSETTS
---------------------------------------------------------
Pollution Control Revenue Refunding
    4.10%-4.20%, 8/17/95-9/12/95                   11,500
MISSISSIPPI
---------------------------------------------------------
Claiborne County
Pollution Control Revenue
    4.20%, 9/14/95                                  6,800
MISSOURI
---------------------------------------------------------
Health Facilities Revenue
    3.80%-3.90%, 9/20/95-11/13/95                  14,700
NEBRASKA
---------------------------------------------------------
Public Power District
    3.95%, 9/14/95                                 10,000
NEW HAMPSHIRE
---------------------------------------------------------
Business Finance Authority
    4.30%, 9/13/95                                 12,000
NEW YORK
---------------------------------------------------------
Dormitory Authority
    3.80%, 11/13/95                                 7,000
---------------------------------------------------------
Nassau County
  Revenue Anticipation Notes
    3.75%, 3/15/96                                  4,514
  Tax Anticipation Notes
    5.10%, 9/28/95                                 11,005
---------------------------------------------------------
New York City
General Obligation
    4.90%, 8/1/95                                   8,000
NORTH CAROLINA
---------------------------------------------------------
Eastern Municipal Power Agency
    3.80%-4.10%, 8/14/95-11/13/95                  20,319
OHIO
---------------------------------------------------------
Water Development Authority
    4.20%, 9/13/95                                  1,400
OKLAHOMA
---------------------------------------------------------
Health Facilities Revenue
    4.20%, 9/13/95                                  4,100
---------------------------------------------------------

                                                 Value
PENNSYLVANIA
---------------------------------------------------------
Philadelphia
  Gas Works Revenue Notes
    3.90%-4.15%, 8/14/95-10/18/95              $   13,000
  General Obligation
    3.85%-4.20%, 8/21/95-11/13/95                  13,000
  Tax and Revenue Anticipation Notes
    3.95%, 6/28/96                                  9,546
TEXAS
---------------------------------------------------------
A & M University System
    4.15%, 9/14/95                                  6,000
---------------------------------------------------------
Austin
Combined Utility Systems
    3.85%, 9/14/95                                  1,300
---------------------------------------------------------
Brazoria County
Brazos River Harbor Navigation District
    3.85%, 11/9/95                                  5,000
---------------------------------------------------------
Harris County
Health Facilities Development Corporation
    4.15%-4.20%, 8/21/95-9/13/95                    9,600
---------------------------------------------------------
Lone Star
Airport Improvement Authority
    4.25%, 8/8/95                                   2,400
---------------------------------------------------------
Lower Colorado River Authority
    4.15%, 9/13/95                                  7,000
---------------------------------------------------------
Municipal Power Bond Anticipation Notes
    3.85%, 9/22/95                                  1,900
---------------------------------------------------------
Public Finance Authority
    4.20%, 9/7/95                                  29,000
---------------------------------------------------------
San Antonio
Electric and Gas Systems
    4.15%-4.20%, 9/11/95-9/14/95                   33,600
---------------------------------------------------------
Tax and Revenue Anticipation Notes
    4.20%, 8/31/95                                  4,528
UTAH
---------------------------------------------------------
Emery County
Pollution Control Revenue
    3.80%-3.85%, 9/22/95                            5,615
---------------------------------------------------------
Tooele County
Waste Treatment Revenue
    4.35%, 10/18/95                                 9,000
---------------------------------------------------------

 Cash Equivalent Fund                                                         10
--------------------------------------------------------------------------------
TAX-EXEMPT PORTFOLIO
Investments at July 31, 1995
(Value in thousands)

--------------------------------------------------------------------------------

                                                 Value
VIRGINIA
---------------------------------------------------------
Chesapeake
Pollution Control Revenue
    4.25%, 9/19/95                             $    5,000
---------------------------------------------------------
Chesterfield
Industrial Development Authority
    3.85%-3.95%, 9/20/95-11/9/95                   11,500
---------------------------------------------------------
Norfolk County
Sentara Hospitals-Norfolk Project
    3.80%-4.15%, 9/14/95-9/22/95                   11,315
---------------------------------------------------------
York County
Industrial Development Authority
    3.85%-3.95%, 9/20/95-11/9/95                   11,100
WISCONSIN
---------------------------------------------------------
Eau Claire
Health and Education Facilities Authority
    3.80%, 9/6/95                                   1,000
---------------------------------------------------------

                                                 Value
WYOMING
---------------------------------------------------------
Sweetwater County
Pollution Control Revenue
    4.15%-4.20%, 9/13/95-9/19/95               $    5,100
---------------------------------------------------------
TOTAL OTHER
SECURITIES--54.6%
(average maturity: 57 days)                       606,087
---------------------------------------------------------
TOTAL INVESTMENTS--100.5%
(average maturity: 33 days)                     1,115,186
---------------------------------------------------------
LIABILITIES, LESS
OTHER ASSETS--(.5)%                                (5,325)
---------------------------------------------------------
NET ASSETS--100%                               $1,109,861
---------------------------------------------------------

 Cash Equivalent Fund                                                         11

--------------------------------------------------------------------------------
NOTES TO PORTFOLIOS OF INVESTMENTS

Interest rates represent annualized yield to date of maturity, except for variable rate securities described in Note (a). For each security, except as described in Note (c), cost (for financial reporting and federal income tax purposes) and carrying value are the same. Likewise, carrying value approximates principal amount.

(a) Variable rate securities. The rates shown are the current rates at July 31, 1995. The dates shown represent the demand date or next interest rate change date. Securities in the Tax-Exempt Portfolio shown without a date are payable within five business days and are backed by credit support agreements from banks or insurance institutions.

(b) Illiquid securities. At July 31, 1995, the aggregate value of illiquid securities was $294,770,000 in the Money Market Portfolio, which represented 8.2% of net assets.

(c) See Note (3) of the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

                              CASH EQUIVALENT FUND

                                    PART C.
                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (a) Financial Statements

         (i) Financial statements included in Part A of the Registration
             Statement:

               Financial Highlights.

        (ii) Financial statements included in Part B of the Registration
             Statement:

            Statements of assets and liabilities--July 31, 1995.

            Statements of operations for the year ended July 31, 1995.

            Statements of changes in net assets for each of the two years in the period ended July 31, 1995.

            Portfolios of investments--July 31, 1995.

            Notes to financial statements.

        Schedules II, III, IV and V are omitted as the required information is not present.

        Schedule I has been omitted as the required information is presented in the portfolios of investments at July 31, 1995.

     (b) Exhibits


        99.b 1.(a)   Amended and Restated Agreement and Declaration of Trust.*
        99.b 1.(b)   Written Instrument Amending Agreement and Declaration of Trust.*
        99.b 2.      By-Laws.*
        99.b 3.      Inapplicable.
        99.b 4.      Text of Share Certificate.*
        99.b 5.(a)   Investment Management Agreement.*
        99.b 5.(b)   Investment Management Agreement.*
        99.b 6.(a)   Underwriting Agreement.*
        99.b 6.(b)   Administration, Shareholder Services and Distribution Agreement.*
        99.b 6.(c)   Assignment and Assumption Agreement.*
        99.b 6.(d)   Form of Administration Services and Selling Group Agreement.*
        99.b 7.      Inapplicable.
        99.b 8.      Custody Agreement.*
        99.b 9.      Agency Agreement.*
        99.b10.      Inapplicable.
        99.b11.(a)   Consent of Independent Auditors.
        99.b11.(b)   Report of Independent Auditors.*
        99.b12.      Inapplicable.
        99.b13.      Inapplicable.
        99.b14.(a)   Kemper Retirement Plan Prototype.*
        99.b14.(b)   Model Individual Retirement Account.*
        99.b15.      See Items 99.b6.(a), (b), (c) and (d).
        99.b16.      Performance Calculations.*
        99.b18.      Inapplicable.
        99.b24.      Powers of Attorney.*
        99.485(b)    Representation of Counsel (Rule 485(b)).
           27.1MMP   Financial Data Schedule.*
           27.2GSP   Financial Data Schedule.*
           27.3TEP   Financial Data Schedule.*


---------------

* Incorporated herein by reference to the Amendment to Registrant's Registration Statement on Form N-1A identified below:



              EXHIBIT NO.                         POST-EFFECTIVE AMENDMENT NO.     DATE OF FILING
----------------------------------------------    ----------------------------     --------------
 1, 2, 4, 5, 6, 8, 9, 11(b), 14, 16, 24 and 27                 21                     11/17/95


ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     Inapplicable.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES

     As of November 1, 1995, there were 18,793 holders of record of the Money Market Portfolio, 4,276 holders of record of the Government Securities Portfolio and 4,358 holders of record of the Tax-Exempt Portfolio of Registrant.

ITEM 27. INDEMNIFICATION

     Article VIII of the Registrant's Agreement and Declaration of Trust (Exhibit 1 hereto, which is incorporated herein by reference) provides in effect that the Registrant will indemnify its officers and trustees under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, said Article of the Agreement and Declaration of Trust does not protect any person against any liability to the Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question as to whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28.(A) BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     Information pertaining to business and other connections of the Registrant's investment adviser is hereby incorporated by reference to the section of the Prospectus captioned "Investment Manager and Shareholder Services," and to the section of the Statement of Additional Information captioned "Investment Manager and Shareholder Services."

     Kemper Financial Services, Inc., investment adviser of the Registrant, is investment adviser of the following:

Kemper Mutual Funds:
Kemper Technology Fund
Kemper Total Return Fund
Kemper Growth Fund
Kemper Small Capitalization Equity Fund
Kemper Income and Capital Preservation Fund
Kemper Money Market Fund
Kemper National Tax-Free Income Series
Kemper Diversified Income Fund
Kemper High Yield Fund
Cash Equivalent Fund
Kemper U.S. Government Securities Fund
Kemper International Fund
Kemper Portfolios
Kemper State Tax-Free Income Series
Tax-Exempt California Money Market Fund
Kemper Adjustable Rate U.S. Government Fund
Kemper Blue Chip Fund
Kemper Global Income Fund
Kemper Target Equity Fund
Cash Account Trust
Investors Cash Trust
Tax-Exempt New York Money Market Fund
Kemper Value Plus Growth Fund
Kemper Closed-End Funds:
Kemper High Income Trust
Kemper Intermediate Government Trust
Kemper Municipal Income Trust
Kemper Multi-Market Income Trust
Kemper Strategic Municipal Income Trust
The Growth Fund of Spain, Inc.
Kemper Strategic Income Fund

Kemper Financial Services, Inc. also furnishes investment advice to and manages investment portfolios for other clients including Kemper Investors Fund, Sterling Funds and Kemper International Bond Fund.

Item 28(b) Business and Other Connections of Officers and Directors of Kemper Financial Services Inc., the Investment Advisor



MATHIS, DAVID B.
  Director, Kemper Financial Services, Inc.
  Director, Federal Kemper Life Assurance Company
  Director, Fidelity Life Association
  Director, Chairman and Chief Executive Officer, Kemper Corporation Director, Kemper Financial Companies, Inc.
  Director, Kemper Investors Life Insurance Company
  Director, IMC Global, Inc.
  Trustee, Kemper Funds
  Chairman of the Board, Lumbermen's Mutual Casualty Company

TIMBERS, STEPHEN B.
  Director, Chairman, Chief Executive Officer and Chief Investment Officer, Kemper Financial Services, Inc.
  Director, Vice President, Kemper Asset Holdings, Inc.
  Director, Kemper Distributors, Inc.
  Director, Chairman, Kemper Asset Management Company
  Director, Chairman, Kemper Service Company
  Director, Federal Kemper Life Assurance Company
  Director, Dreman Value Advisors, Inc.
  Director, Vice President, FKLA Loire Court, Inc.
  Vice President, FKLA Realty Corporation
  Director, President, Galaxy Offshore, Inc.
  Director, Vice President, FLA First Nationwide, Inc.
  Director, Vice President, FLA Plate Building, Inc.
  Vice President, FLA Realty Corp.
  Director, President and Chief Operating Officer, Kemper
  Corporation
  Director, Chairman, President and Chief Executive Officer, Kemper Financial Companies, Inc.
  Director, President, Kemper International Management, Inc.
  Director, Kemper Investors Life Insurance Company
  Trustee and President, Kemper Funds
  Vice President, Kemper Portfolio Corp.
  Director, Vice President, Kemper Real Estate, Inc.

  Director, Vice President, Kemper/Cymrot Management, Inc.
  Director, Vice President, Kemper/Cymrot, Inc.
  Vice President, KFC Portfolio Corp.
  Director, Vice President, KI Arnold Industrial, Inc.
  Director, Vice President, KI Canyon Park, Inc.
  Director, Vice President, KI Centreville, Inc.
  Director, Vice President, KI Colorado Boulevard, Inc.
  Director, Vice President, KI Dublin Boulevard, Inc.
  Director, Vice President, KI LaFiesta Square, Inc.
  Director, Vice President, KI Lewinsville, Inc.
  Director, Vice President, KI Monterey Research, Inc.
  Director, Vice President, KI Olive Street, Inc.
  Director, Vice President, KI Sutter Street, Inc.
  Director, Vice President, KI Thornton Boulevard, Inc.
  Vice President, KILICO Realty Corporation
  Director, Vice President, KR 77 Fitness Center, Inc.
  Director, Vice President, KR Avondale Redmond, Inc.
  Director, Vice President, KR Black Mountain, Inc.
  Director, Vice President, KR Brannan Resources, Inc.
  Director, Vice President, KR Clay Capital, Inc.
  Director, Vice President, KR Cranbury, Inc.
  Director, Vice President, KR Delta Wetlands, Inc.
  Director, Vice President, KR Gainesville, Inc.
  Director, Vice President, KR Hotels, Inc.
  Director, Vice President, KR Lafayette Apartments, Inc.
  Director, Vice President, KR Lafayette BART, Inc.
  Director, Vice President, KR Palm Plaza, Inc.
  Director, Vice President, KR Red Hill Associates, Inc.
  Director, Vice President, KR Seagate/Gateway North, Inc.
  Director, Vice President, KR Venture Way, Inc.
  Director, Vice President, KR Walnut Creek, Inc.
  Director, The LTV Corporation
  Director, Investment Analysts Society of Chicago

NEAL, JOHN E.
  Director, President and Chief Operating Officer, Kemper Financial Services, Inc.,
  Senior Vice President, Kemper Corporation
  Director, President, Kemper Service Company
  Director, Kemper Distributors, Inc.
  Director, Kemper Asset Management Company
  Director, Dreman Value Advisors, Inc.
  Director, Ardenwood Financial Corporation
  Director, Avondale Redmond, Inc.
  Director, Black Mountain, Inc.
  Director, Brannan Resources, Inc.
  Director, Butterfield Financial Corporation
  Director, Camelot Financial Corporation
  Director, Clay Capital, Inc.
  Director, Coast Broadcasting Company

  Director, Crow Canyon, Inc.
  Director, Hawaii Kai Development Company
  Director, Kacor Gateway, Inc.
  Director, Kailua Associates, Inc.
  Director, Kacor Trust Deed Company
  Director, Community Investment Corporation
  Director, Continental Community Development Corporation
  Director, President, Kemper Real Estate, Inc.
  Director, President, Kemper Cymrot, Inc.
  Director, President, Cymrot Management, Inc.
  Director, President, FKLA Loire Court, Inc.
  Director, Vice President, FKLA Realty Corporation
  Director, President, FLA First Nationwide, Inc.
  Director, President, FLA Plate Building, Inc.
  Director, Vice President, FLA Realty Corporation
  Director, Kemper/Lumbermens Properties, Inc.
  Director, Senior Vice President, Kemper Real Estate Management Company Director, KRDC, Inc.
  Director, Lafayette Apartments, Inc.
  Director, Lafayette Hills, Inc.
  Director, Margarita Village Retirement Community, Inc.
  Director, Mesa Homes
  Director, Mesa Homes Brokerage Company
  Director, Mount Doloroes Corporation
  Director, Montgomery Gallery, Inc.
  Director, Monterey Research Park, Inc.
  Director, One Corporate Centre, Inc.
  Director, Pacific Homes, Inc.
  Director, Palomar Triad, Inc.
  Director, Pine/Battery Properties, Inc.
  Director, Rancho and Industrial Property Brokerage, Inc.
  Director, Rancho California, Inc.
  Director, Rancho Regional Shopping Center, Inc.
  Director, Red Hill Associates, Inc.
  Director, Seagate Associates, Inc.
  Director, Seattle Gateway, Inc.
  Director, Sutter Street, Inc.
  Director, Technology Way, Inc.
  Director, Time DC, Inc.
  Director, Tourelle Corporation
  Director, Two Corporate Centre, Inc.
  Director, Venture Way, Inc.
  Director, Vice President, Kemper Portfolio Corporation
  Director, Vice President, KFC Portfolio Corporation
  Director, Vice President, KILICO Realty Corporation
  Director, President, KI Arnold Industrial, Inc.
  Director, President, KI Canyon Park, Inc.
  Director, President, KI Centreville, Inc.
  Director, President, KI Colorado Boulevard, Inc.
  Director, President, KI Dublin Boulevard, Inc.
  Director, President, KI LaFiesta Square, Inc.

  Director, President, KI Lewinsville, Inc.
  Director, President, KI Monterey Research, Inc.
  Director, President, KI Olive Street, Inc.
  Director, President, KI Thornton Boulevard, Inc.
  Director, President, KI Sutter Street, Inc.
  Director, President, KR 77 Fitness Center, Inc.
  Director, President, KR Avondale Redmond, Inc.
  Director, President, KR Black Mountain, Inc.
  Director, President, KR Brannan Resources, Inc.
  Director, President, KR Clay Capital, Inc.
  Director, President, KR Cranbury, Inc.
  Director, President, KR Delta Wetlands, Inc.
  Director, President, KR Gainesville, Inc.
  Director, President, KR Hotels, Inc.
  Director, President, KR Lafayette Apartments, Inc.
  Director, President, KR Lafayette BART, Inc.
  Director, President, KR Palm Plaza, Inc.
  Director, President, KR Red Hill Associates, Inc.
  Director, President, KR Seagate/Gateway North, Inc.
  Director, President, KR Venture Way, Inc.
  Director, President, KR Walnut Creek, Inc.
  Director, K-P Greenway, Inc.
  Director, K-P Plaza Dallas, Inc.
  Director, Kemper/Prime Acquisition Fund, Inc.
  Director, KRDC, Inc.
  Director, RespiteCare
  Director, President, SMS Realty Corp.
  Director, Urban Shopping Centers, Inc.
  Vice President, Kemper-Dreman Fund, Inc.
  Vice President, Kemper Value Plus Growth Fund
  Vice President, Kemper Quantitative Equity Fund
  Vice President, Kemper Horizon Fund

PETERS, JOHN E.
  Director, Senior Executive Vice President, Kemper Financial
  Services, Inc.
  Director, Dreman Value Advisors, Inc.
  Director, President, Kemper Distributors, Inc.
  Vice President, Kemper Asset Management Company
  Vice President, Kemper Funds
  Director, Kemper Service Company

FITZPATRICK, JOHN H.
  Director, Chief Financial Officer, Kemper Financial Services, Inc. Director, Ardenwood Financial Corporation
  Director, Camelot Financial Corporation
  Director, Crow Canyon, Inc.
  Director, Hawaii Kai Development Company
  Director, Kacor Gateway, Inc.
  Director, Kacor Trust Deed Company
  Director, Senior Vice President and Chief Financial Officer,

  Federal Kemper Life Assurance Company
  Senior Vice President, Chief Financial Officer, Fidelity Life
  Association
  Director, Vice President, FKLA Loire Court, Inc.
  Director, Vice President, FLA First Nationwide, Inc.
  Director, Vice President, FLA Plate Building, Inc.
  Director, Executive Vice President and Chief Financial Officer, Kemper Corporation
  Director, Executive Vice President and Chief Financial
  Officer, Kemper Financial Companies, Inc.
  Senior Vice President, Kemper Investors Life Insurance Company Director, Vice President, Kemper/Cymrot Management, Inc. Director, Vice President, Kemper/Cymrot, Inc.
  Director, Vice President, Kemper/Lumbermens Properties, Inc. Director, Senior Vice President, Kemper Real Estate Management Company
  Director, KRDC, Inc.
  Director, Margarita Village Retirement Community, Inc.
  Director, Mesa Homes
  Director, Mesa Homes Brokerage Company
  Director, Montgomery Gallery, Inc.
  Director, One Corporate Centre, Inc.
  Director, Pacific Homes, Inc.
  Director, Palomar Triad, Inc.
  Director, Pine/Battery Properties, Inc.
  Director, Rancho and Industrial Property Brokerage, Inc. Director, Rancho California, Inc.
  Director, Rancho Regional Shopping Center, Inc.
  Director, Seattle Gateway, Inc.
  Director, SMS Realty Corporation
  Director, Sutter Street, Inc.
  Director, Time DC, Inc.
  Director, Two Corporate Centre, Inc.
  Director, Vice President, KFC Portfolio Corp.
  Director, Vice President, KI Arnold Industrial, Inc.
  Director, Vice President, KI Canyon Park, Inc.
  Director, Vice President, KI Centreville, Inc.
  Director, Vice President, KI Colorado Boulevard, Inc.
  Director, Vice President, KI Dublin Boulevard, Inc.
  Director, Vice President, KI LaFiesta Square, Inc.
  Director, Vice President, KI Lewinsville, Inc.
  Director, Vice President, KI Monterey Research, Inc.
  Director, Vice President, KI Olive Street, Inc.
  Director, Vice President, KI Sutter Street, Inc.
  Director, Vice President, KI Thornton Boulevard, Inc.
  Director, Vice President, KILICO Realty Corporation
  Director, Vice President, KR 77 Fitness Center, Inc.
  Director, Vice President, KR Avondale Redmond, Inc.
  Director, Vice President, KR Black Mountain, Inc.
  Director, Vice President, KR Brannan Resources, Inc.
  Director, Vice President, KR Clay Capital, Inc.
  Director, Vice President, KR Cranbury, Inc.
  Director, Vice President, KR Delta Wetlands, Inc.
  Director, Vice President, KR Gainesville, Inc.

  Director, Vice President, KR Hotels, Inc.
  Director, Vice President, KR Lafayette Apartments, Inc.
  Director, Vice President, KR Lafayette BART, Inc.
  Director, Vice President, KR Palm Plaza, Inc.
  Director, Vice President, KR Red Hill Associates, Inc.
  Director, Vice President, KR Seagate/Gateway North, Inc.
  Director, Vice President, KR Venture Way, Inc.
  Director, Vice President, KR Walnut Creek, Inc.


BEIMFORD, JR., JOSEPH P.
  Executive Vice President, Kemper Financial Services, Inc. Vice President, Cash Account Trust
  Vice President, Cash Equivalent Fund
  Vice President, Galaxy Offshore, Inc.
  Vice President, Investors Cash Trust
  Vice President, Kemper Adjustable Rate U.S. Government Fund Vice President, Kemper Diversified Income Fund
  Vice President, Kemper Global Income Fund
  Vice President, Kemper High Income Trust
  Vice President, Kemper High Yield Fund
  Vice President, Kemper Income and Capital Preservation Fund Vice President, Kemper Intermediate Government Trust
  Vice President, Kemper International Bond Fund
  Vice President, Kemper Investors Fund
  Vice President, Kemper Money Market Fund
  Vice President, Kemper Multi-Market Income Trust
  Vice President, Kemper Municipal Income Trust
  Vice President, Kemper National Tax-Free Income Series
  Vice President, Kemper Portfolios
  Vice President, Kemper State Tax-Free Income Series
  Vice President, Kemper Strategic Income Fund
  Vice President, Kemper Strategic Municipal Income Trust Vice President, Kemper U.S. Government Securities Fund
  Vice President, Sterling Funds
  Vice President, Tax-Exempt California Money Market Fund Vice President, Tax-Exempt New York Money Market Fund

CHAPMAN II, WILLIAM E.
  Executive Vice President, Kemper Financial Services, Inc.
  Director, Executive Vice President, Kemper Distributors, Inc.

COXON, JAMES H.
  Executive Vice President, Kemper Financial Services, Inc.
  Director, Vice President, Galaxy Offshore, Inc.
  Executive Vice President, Kemper Asset Management Company

FERRO, DENNIS H.
  Executive Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper International Fund
  Director, Managing Director-Equities, Kemper Investment Management Company Limited
  Vice President, Kemper Investors Fund
  Vice President, Kemper Target Equity Fund

  Vice President, The Growth Fund of Spain, Inc.

GREENAWALT, JAMES L.
  Executive Vice President, Kemper Financial Services, Inc.
  Director, Executive Vice President, Kemper Distributors, Inc.

JOHNS, GORDON K.
  Executive Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Global Income Fund
  Vice President, Kemper Diversified Income Fund
  Vice President, Kemper International Bond Fund
  Vice President, Kemper International Management, Inc.
  Managing Director and Joint Secretary, Kemper Investment
  Management Company Limited
  Vice President, Kemper Multi-Market Income Trust
  Director, Thames Heritage Parade Limited

LANGBAUM, GARY A.
  Executive Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Total Return Fund
  Vice President, Kemper Investors Fund

REYNOLDS, STEVEN H.
  Executive Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Technology Fund
  Vice President, Kemper Total Return Fund
  Vice President, Kemper Growth Fund
  Vice President, Kemper Small Capitalization Equity Fund
  Vice President, Kemper International Fund
  Vice President, Kemper Blue Chip Fund
  Vice President, Kemper Value Plus Growth Fund
  Vice President, Kemper Quantitative Equity Fund
  Vice President, Kemper Target Equity Fund
  Vice President, Kemper Sterling Funds
  Vice President, Kemper Horizon Fund
  Vice President, Kemper Investors Fund
  Vice President, The Growth Fund of Spain, Inc.

SILIGMUELLER, DALE S.
  Executive Vice President, Kemper Financial Services, Inc.
  Director, Executive Vice President, Kemper Service Company

BUKOWSKI, DANIEL J.
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Quantitative Equity Fund
  Vice President, Kemper Value Plus Growth Fund

BUTLER, DAVID H.
  Senior Vice President, Kemper Financial Services, Inc.

CERVONE, DAVID M.
  Senior Vice President, Kemper Financial Services, Inc.

CESSINE, ROBERT S.
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Income and Capital Preservation Fund
  Vice President, Kemper Diversified Income Fund
  Vice President, Kemper Multi-Market Income Trust

CHESTER, TRACY McCORMICK
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Blue Chip Fund
  Vice President, Kemper Target Equity Fund
  Vice President, Kemper Value Plus Growth Fund

CIARLELLI, ROBERT W.
  Senior Vice President, Kemper Financial Services, Inc.
  Executive Vice President, Kemper Service Company

COLLECCHIA, FRANK E.
  Senior Vice President, Kemper Financial Services, Inc. Senior Investment Officer, Federal Kemper Life Assurance Company
  Senior Investment Officer, Fidelity Life Association
  Vice President, FKLA Loire Court, Inc.
  Vice President, FLA First Nationwide, Inc.
  Vice President, FLA Plate Building, Inc.
  Vice President, Galaxy Offshore, Inc.
  Senior Investment Officer, Kemper Investors Life Insurance
  Company
  Vice President, KI Arnold Industrial, Inc.
  Vice President, KI Canyon Park, Inc.
  Vice President, KI Centreville, Inc.
  Vice President, KI Colorado Boulevard, Inc.
  Vice President, KI Dublin Boulevard, Inc.
  Vice President, KI LaFiesta Square, Inc.
  Vice President, KI Lewinsville, Inc.
  Vice President, KI Monterey Research, Inc.
  Vice President, KI Olive Street, Inc.
  Vice President, KI Sutter Street, Inc.
  Vice President, KI Thornton Boulevard, Inc.
  Vice President, KR 77 Fitness Center, Inc.
  Vice President, KR Avondale Redmond, Inc.
  Vice President, KR Black Mountain, Inc.
  Vice President, KR Brannan Resources, Inc.
  Vice President, KR Clay Capital, Inc.
  Vice President, KR Cranbury, Inc.
  Vice President, KR Delta Wetlands, Inc.
  Vice President, KR Gainesville, Inc.
  Vice President, KR Halawa Associates, Inc.
  Vice President, KR Hotels, Inc.
  Vice President, KR Lafayette Apartments, Inc.
  Vice President, KR Lafayette BART, Inc.
  Vice President, KR Palm Plaza, Inc.
  Vice President, KR Red Hill Associates, Inc.
  Vice President, KR Seagate/Gateway North, Inc.
  Vice President, KR Venture Way, Inc.
  Vice President, KR Walnut Creek, Inc.

COLLORA, PHILIP J.
  Senior Vice President and Assistant Secretary, Kemper Financial
  Services, Inc.
  Vice President and Secretary, Kemper Funds
  Assistant Secretary, Kemper International Management, Inc.

DIERENFELDT, DAVID F.
  Senior Vice President, Associate General Counsel,
  Assistant Secretary, Kemper Financial Services, Inc.
  Vice President and Secretary, Kemper Distributors, Inc.
  Secretary, Dreman Value Advisors, Inc.
  Assistant Secretary, Galaxy Offshore, Inc.

  Director, Secretary, INVEST Financial Corporation
  Secretary, INVEST Financial Corporation Holding Company Assistant Secretary, Investors Brokerage Services
  Insurance Agency, Inc.
  Assistant Secretary, Investors Brokerage Services, Inc. Secretary, Kemper Asset Management Company
  Assistant Secretary, Kemper International Management, Inc. Assistant Secretary, Kemper Investment Management Company Limited
  Vice President and Assistant Secretary, Kemper Investors Fund Secretary, Kemper Service Company

DUDASIK, PATRICK H.
  Senior Vice President, Kemper Financial Services, Inc.
  Executive Vice President, Chief Financial Officer and Treasurer, Dreman Value Advisors, Inc.
  Vice President and Treasurer, Kemper Asset Management Company Treasurer and Chief Financial Officer, Kemper Distributors, Inc. Treasurer and Chief Financial Officer, Kemper Service Company Director and Treasurer, Kemper Investment Management Company Limited

DUFFY, JEROME L.
  Senior Vice President, Kemper Financial Services, Inc.
  Treasurer, Kemper Funds

GALLAGHER, MICHAEL L.
  Senior Vice President, Kemper Financial Services, Inc.
  Senior Vice President, Kemper Service Company

GLASSMAN, HARVEY
  Senior Vice President, Kemper Financial Services, Inc.

GOERS, RICHARD A.
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Technology Fund

GUENTHER, HAROLD E.
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Galaxy Offshore, Inc.

HUSSEY, KAREN A.
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Investors Fund
  Vice President, Kemper Small Capitalization Equity Fund

INNES, BRUCE D.
  Senior Vice President, Kemper Financial Services, Inc.
  Co-President, International Association of Corporate and
  Professional Recruiters

KLEIN, GEORGE
  Senior Vice President, Kemper Financial Services, Inc.
  Director, Executive Vice President, Kemper Asset Management
  Company

KORTH, FRANK D.
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Technology Fund

McNAMARA, MICHAEL A.
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Diversified Income Fund
  Vice President, Kemper High Income Trust
  Vice President, Kemper High Yield Fund
  Vice President, Kemper Investors Fund
  Vice President, Kemper Multi-Market Income Trust
  Vice President, Kemper Strategic Income Fund

MIER, CHRISTOPHER J.
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper National Tax-Free Income Series
  Vice President, Kemper Municipal Income Trust
  Vice President, Kemper State Tax-Free Income Series
  Vice President, Kemper Strategic Municipal Income Trust
  Vice President, Sterling Funds

MURRIHY, MAURA J.
  Senior Vice President, Kemper Financial Services, Inc.

NATHANSON, IRA
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Corporation

RABIEGA, CRAIG F.
  Senior Vice President, Kemper Financial Services, Inc.
  First Vice President, Kemper Service Company

RACHWALSKI, JR. FRANK J.
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Cash Account Trust
  Vice President, Cash Equivalent Fund
  Vice President, Investors Cash Trust
  Vice President, Kemper Investors Fund
  Vice President, Kemper Money Market Fund
  Vice President, Kemper Portfolios

  Vice President, Sterling Funds
  Vice President, Tax-Exempt California Money Market Fund
  Vice President, Tax-Exempt New York Money Market Fund

REGNER, THOMAS M.
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Horizon Fund

RESIS, JR., HARRY E.
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Diversified Income Fund
  Vice President, Kemper High Income Trust
  Vice President, Kemper High Yield Fund
  Vice President, Kemper Investors Fund
  Vice President, Kemper Multi-Market Income Trust
  Vice President, Kemper Strategic Income Fund

SCHUMACHER, ROBERT T.
  Senior Vice President, Kemper Financial Services, Inc.


SMITH, JR., EDWARD BYRON
  Senior Vice President, Kemper Financial Services, Inc.

VINCENT, CHRISTOPHER T.
  Senior Vice President, Kemper Financial Services, Inc.
  First Vice President, Kemper Asset Management Company

BAZAN, KENNETH M.
  First Vice President, Kemper Financial Services, Inc.
  Director, K-P Greenway, Inc.
  Director, K-P Plaza Dallas, Inc.
  Director, Kemper/Prime Acquisition Fund, Inc.

BOEHM, JONATHAN J.
  First Vice President, Kemper Financial Services, Inc.
  Senior Vice President, Kemper Service Company

BURROW, DALE R.
  First Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Strategic Municipal Income Trust

BYRNES, ELIZABETH A.
  First Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Adjustable Rate U.S. Government Fund
  Vice President, Kemper Intermediate Government Trust

CHIEN, CHRISTINE
  First Vice President, Kemper Financial Services, Inc.

DeMAIO, CHRIS C.
  First Vice President, Kemper Financial Services, Inc.
  Vice President and Chief Accounting Officer, Kemper Service
  Company

DEXTER, STEPHEN P.
  First Vice President, Kemper Financial Services, Inc.

DOYLE, DANIEL J.
  First Vice President, Kemper Financial Services, Inc.

FENGER, JAMES E.
  First Vice President, Kemper Financial Services, Inc.

HALE, DAVID D.
  First Vice President, Kemper Financial Services, Inc.

HARRINGTON, MICHAEL E.
  First Vice President, Kemper Financial Services, Inc.

HORTON, ROBERT J.
  First Vice President, Kemper Financial Services, Inc.

JACOBS, PETER M.
  First Vice President, Kemper Financial Services, Inc.

KEELEY, MICHELLE M.
  First Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Intermediate Government Trust
  Vice President, Kemper Portfolios

KIEL, CAROL L.
  First Vice President, Kemper Financial Services, Inc.

LAUGHLIN, ANN M.
  First Vice President, Kemper Financial Services, Inc.

LENTZ, MAUREEN P.
  First Vice President, Kemper Financial Services, Inc.

McCRINDLE-PETRARCA, SUSAN
  First Vice President, Kemper Financial Services, Inc.

MINER, EDWARD
  First Vice President, Kemper Financial Services, Inc.

MURRAY, SCOTT S.
  First Vice President, Kemper Financial Services, Inc.

  Vice President, Kemper Service Company

PAYNE, III, ROBERT D.
  First Vice President, Kemper Financial Services, Inc.

PANOZZO, ROBERTA L.
  First Vice President, Kemper Financial Services, Inc.

RADIS, STEVE A.
  First Vice President, Kemper Financial Services, Inc.

RATEKIN, DIANE E.
  First Vice President, Assistant General Counsel and Assistant
  Secretary,   Kemper Financial Services, Inc.
  Assistant Secretary, Kemper Distributors, Inc.

SILVIA, JOHN E.
  First Vice President, Kemper Financial Services, Inc.

STUEBE, JOHN W.
  First Vice President, Kemper Financial Services, Inc.
  Vice President, Cash Account Trust
  Vice President, Cash Equivalent Fund

THOUIN-LEERKAMP, EDITH A.
  First Vice President, Kemper Financial Services, Inc.
  Director-European Equities, Kemper Investment Management Company Limited

TRUTTER, JONATHAN W.
  First Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Diversified Income Fund
  Vice President, Kemper Multi-Market Income Trust
  Vice President, Kemper Strategic Income Fund

WETHERALD, ROBERT F.
  First Vice President, Kemper Financial Services, Inc.

WILLSON, STEPHEN R.
  First Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Strategic Municipal Income Trust

WITTNEBEL, MARK E.
  First Vice President, Kemper Financial Services, Inc.

BARRY, JOANN M.
  Vice President, Kemper Financial Services, Inc.

BODEM, RICHARD A.
  Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Service Company

CARNEY, ANNE T.
  Vice President, Kemper Financial Services, Inc.

CARTER, PAUL J.
  Vice President, Kemper Financial Services, Inc.

CHRISTIANSEN, HERBERT A.
  Vice President, Kemper Financial Services, Inc.
  First Vice President, Kemper Service Company

COHEN, JERRI I.
  Vice President, Kemper Financial Services, Inc.

ESOLA, CHARLES J.
  Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Service Company

FRIHART, THORA A.
  Vice President, Kemper Financial Services, Inc.

GERACI, AUGUST L.
  Vice President, Kemper Financial Services, Inc.

GERICKE, KATHLEEN E.
  Vice President, Kemper Financial Services, Inc.

GOLAN, JAMES S.
  Vice President, Kemper Financial Services, Inc.

HESS, THOMAS L.
  Vice President, Kemper Financial Services, Inc.

HUOT, LISA L.
  Vice President, Kemper Financial Services, Inc.

KARWOWSKI, KENNETH F.
  Vice President, Kemper Financial Services, Inc.

KNAPP, WILLIAM M.
  Vice President, Kemper Financial Services, Inc.

KOCH, DEBORAH L.
  Vice President, Kemper Financial Services, Inc.

KOURY, KATHRYN E.
  Vice President, Kemper Financial Services, Inc.

KRANZ, KATHY J.
  Vice President, Kemper Financial Services, Inc.

KRUEGER, PAMELA D.
  Vice President, Kemper Financial Services, Inc.

KYCE, JOYCE
  Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Service Company

LeFEBVRE, THOMAS J.
  Vice President, Kemper Financial Services, Inc.

MANGIPUDI, V. RAO
  Vice President, Kemper Financial Services, Inc.

McGOVERN, KAREN B.
  Vice President, Kemper Financial Services, Inc.

MILLER, MAUREEN A.
  Vice President, Kemper Financial Services, Inc.

MITCHELL, KATHERINE H.
  Vice President, Kemper Financial Services, Inc.

MURPHY, THOMAS M.
  Vice President, Kemper Financial Services, Inc.

NEVILLE, BRIAN P.
  Vice President, Kemper Financial Services, Inc.

PANOZZO, ALBERT R.
  Vice President, Kemper Financial Services, Inc.

PONTECORE, SUSAN E.
  Vice President, Kemper Financial Services, Inc.

QUADRINI, LISA L.
  Vice President, Kemper Financial Services, Inc.

ROKOSZ, PAUL A.
  Vice President, Kemper Financial Services, Inc.

ROSE, KATIE M.
  Vice President, Kemper Financial Services, Inc.

SHULTZ, KAREN D.
  Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Service Company

SMITH, ROBERT G.
  Vice President, Kemper Financial Services, Inc.

SOPHER, EDWARD O.
  Vice President, Kemper Financial Services, Inc.

STROMM, LAWRENCE D.
  Vice President, Kemper Financial Services, Inc.

TEPPER, SHARYN A.
  Vice President, Kemper Financial Services, Inc.

VANDEMERKT, RICHARD J.
  Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Service Company

WATKINS, JAMES K.
  Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Service Company

WERTH, ELIZABETH C.
  Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Distributors, Inc.
  Assistant Secretary, Kemper Mutual Funds
  Assistant Secretary, Kemper International Bond Fund
  Assistant Secretary, Kemper Target Equity Fund
  Assistant Secretary, Sterling Funds
  Assistant Secretary, Kemper-Dreman Fund, Inc.
  Assistant Secretary, Kemper Horizon Fund

WIZER, BARBARA K.
  Vice President, Kemper Financial Services, Inc.

ZURAWSKI, CATHERINE N.
  Vice President, Kemper Financial Services, Inc.

ITEM 29.  PRINCIPAL UNDERWRITER

     (a) Kemper Distributors, Inc. acts as principal underwriter of the Registrant's shares and acts as principal underwriter of the Kemper Mutual Funds, Kemper Investors Fund, Kemper International Bond
Fund and Kemper-Dreman Fund, Inc.

     (b) Information on the officers and directors of Kemper Distributors, Inc., principal underwriter for the Registrant is set forth below. The principal business address is 120 South LaSalle Street, Chicago, Illinois 60603.


                                                                    POSITIONS AND
                            POSITIONS AND OFFICES                    OFFICES WITH
       NAME                   WITH UNDERWRITER                        REGISTRANT
       ----                 ---------------------                   -------------
John E. Peters              Principal Director, President          Vice President
William E. Chapman, II      Director, Executive Vice President           None
James L. Greenawalt         Director, Executive Vice President           None
John E. Neal                Director                                     None
Stephen B. Timbers          Director                               President, Trustee
Patrick H. Dudasik          Financial Principal, Treasurer
                            and Chief Financial Officer                  None
Linda A. Bercher            Senior Vice President                        None
Thomas V. Bruns             Senior Vice President                        None
Terry Cunningham            Senior Vice President                        None
Daniel T. O'Lear            Senior Vice President                        None
John H. Robison, Jr.        Senior Vice President                        None
Henry J. Schulthesz         Senior Vice President                        None
David F. Dierenfeldt        Vice President, Secretary                    None
Carlene D. Merold           Vice President                               None
Elizabeth C. Werth          Vice President                        Assistant Secretary
Kathleen A. Gallichio       Assistant Secretary                          None
Diane E. Ratekin            Assistant Secretary                          None


     (c) Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     All such accounts, books and other documents are maintained at the offices of the Registrant, the offices of Registrant's investment adviser, Kemper Financial Services, Inc., 120 South LaSalle Street, Chicago, Illinois 60603, at the offices of the Registrant's principal underwriter, Kemper Distributors, Inc., 120 South LaSalle Street, Chicago, Illinois 60603 or, in the case of records concerning custodial functions, at the offices of the custodian, Investors Fiduciary Trust Company "IFTC", 127 West 10th Street, Kansas City, Missouri 64105 or, in the case of records concerning transfer agency functions, at the offices of IFTC and of the shareholder service agent, Kemper Service Company, 811 Main Street, Kansas City, Missouri 64105.

ITEM 31. MANAGEMENT SERVICES

     Not applicable.

ITEM 32. UNDERTAKINGS

     Not applicable.

                                  SIGNATURES


        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois, on the 30th day of November, 1995.


                             CASH EQUIVALENT FUND

                             By  /s/ Stephen Timbers
                                 ------------------------------------
                                 Stephen B. Timbers, President


        Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on November 30, 1995 on behalf of the following persons in the capacities indicated.


             Signature                               Title
             ---------                               -----

         /s/ Stephen B. Timbers                      President
---------------------------------------              (Principal
         Stephen B. Timbers                          Executive Officer)
                                                     and Trustee

/s/David W. Belin*                                   Trustee
---------------------------------------

/s/Lewis A. Burnham*                                 Trustee
---------------------------------------

/s/Donald L. Dunaway*                                Trustee
---------------------------------------

/s/Robert B. Hoffman*                                Trustee
---------------------------------------

/s/Donald R. Jones*                                  Trustee
---------------------------------------

/s/David B. Mathis*                                  Trustee
---------------------------------------

/s/Shirley D. Peterson*                              Trustee
---------------------------------------

/s/William P. Sommers*                               Trustee
---------------------------------------

       /s/ Jerome L. Duffy                             Treasurer (Principal
---------------------------------------                Financial and
       Jerome L. Duffy                                 Accounting Officer)


*Philip J. Collora signs this document pursuant to powers of attorney filed with Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A of the Registrant on or about November 17, 1995.


       /s/ Philip J. Collora
---------------------------------------
       Philip J. Collora

                               INDEX TO EXHIBITS



Exhibits



        99.b 1.(a)   Amended and Restated Agreement and Declaration of Trust.*
        99.b 1.(b)   Written Instrument Amending Agreement and Declaration of Trust.*
        99.b 2.      By-Laws.*
        99.b 3.      Inapplicable.
        99.b 4.      Text of Share Certificate.*
        99.b 5.(a)   Investment Management Agreement.*
        99.b 5.(b)   Investment Management Agreement.*
        99.b 6.(a)   Underwriting Agreement.*
        99.b 6.(b)   Administration, Shareholder Services and Distribution Agreement.*
        99.b 6.(c)   Assignment and Assumption Agreement.*
        99.b 6.(d)   Form of Administration Services and Selling Group Agreement.*
        99.b 7.      Inapplicable.
        99.b 8.      Custody Agreement.*
        99.b 9.      Agency Agreement.*
        99.b10.      Inapplicable.
        99.b11.(a)   Consent of Independent Auditors.
        99.b11.(b)   Report of Independent Auditors.*
        99.b12.      Inapplicable.
        99.b13.      Inapplicable.
        99.b14.(a)   Kemper Retirement Plan Prototype.*
        99.b14.(b)   Model Individual Retirement Account.*
        99.b15.      See Items 99.b6.(a), (b), (c) and (d).
        99.b16.      Performance Calculations.*
        99.b18.      Inapplicable.
        99.b24.      Powers of Attorney.*
        99.485(b)    Representation of Counsel (Rule 485(b)).
           27.1MMP   Financial Data Schedule.*
           27.2GSP   Financial Data Schedule.*
           27.3TEP   Financial Data Schedule.*


---------------

* Incorporated herein by reference to the Amendment to Registrant's Registration Statement on Form N-1A identified below:



              EXHIBIT NO.                         POST-EFFECTIVE AMENDMENT NO.     DATE OF FILING
----------------------------------------------    ----------------------------     --------------
 1, 2, 4, 5, 6, 8, 9, 11(b), 14, 15, 24 and 27                 21                     11/17/95